4. Secured Note and Accounts Receivable-Related Parties (Details Narrative) (USD $)				12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 CEO [Member]	Dec. 31, 2011 Officer [Member]
Interest Income Recognized				$ 1,867	$ 594
Allowance for account receivable		502,315
Account receivable, net of allowance	$ 270,478	$ 270,478	$ 772,793